CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statment of Income (Loss) [line items]
Revenues	$ 651	$ 787	$ 1,443	$ 1,612
Other income	23	17	33	25
Direct operating costs	(248)	(252)	(509)	(506)
Management service costs	(36)	(23)	(67)	(44)
Interest expense	(154)	(178)	(316)	(351)
Share of (loss) earnings from equity-accounted investments	(15)	0	(31)	32
Foreign exchange and unrealized financial instrument gain (loss)	(14)	(12)	6	(30)
Depreciation	(192)	(200)	(398)	(400)
Other	(17)	(1)	(25)	(3)
Income tax recovery (expense)
Current	3	(15)	(16)	(39)
Deferred	10	(14)	11	(34)
Income tax recovery (expense)	13	(29)	(5)	(73)
Net income	11	109	131	262
Net income attributable to:
Preferred limited partners' equity	14	11	26	21
Limited partners' equity	$ (25)	$ 9	$ (15)	$ 34
Basic and diluted earnings (loss) per LP Unit (in usd per share)	$ (0.14)	$ 0.05	$ (0.08)	$ 0.19
Participating non-controlling interests – in operating subsidiaries
Income tax recovery (expense)
Net income	$ 35	$ 74	$ 118	$ 168
Net income attributable to:
Non-controlling interests			118
General partnership interest in a holding subsidiary held by Brookfield
Income tax recovery (expense)
Net income		1		1
Net income attributable to:
Non-controlling interests	0	1	0	1
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax recovery (expense)
Net income	(19)	7	(11)	25
Net income attributable to:
Non-controlling interests	(19)	7	(11)	25
Preferred equity
Income tax recovery (expense)
Net income	6	7	13	13
Net income attributable to:
Non-controlling interests	$ 6	$ 7	$ 13	$ 13